                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: November 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY REAL ESTATE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended November 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2005

                                                NAREIT      LIPPER REAL
                                                EQUITY     ESTATE FUNDS
   CLASS A    CLASS B    CLASS C    CLASS D   INDEX(1)         INDEX(2)
    23.11%     22.18%     22.24%     23.50%      17.84%           17.98%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The 12-month review period was very positive for both direct real estate assets and the public real estate securities market. After retreating in the first quarter of 2005, real estate investment trusts ("REITs") rallied strongly in the second and third quarters of 2005, and continued their advance through October and November. Increased institutional investor interest in real estate contributed to the continued strengthening of real estate asset values. Ongoing improvements in underlying real estate fundamentals and takeover speculation further bolstered the sector.

Among the major U.S. REIT sectors, retail, office and apartment stocks outperformed. Retail remained the one sector within real estate where landlords maintained pricing power and properties continued to produce improving operating cash flow. Moreover, during the period, tenants and landlords alike remained optimistic about the fundamentals for both retailers and retail real estate. Although retail stocks were hindered in the latter portion of the period by concerns that surging energy costs could lead to a potential slowdown in consumer spending, these concerns abated amid better-than-expected earnings and sales growth and favorable outlooks from mall companies. That said, not all areas within the retail sector performed with equal strength, however; the mall sub-sector outperformed while the strip center sub-sector underperformed.

The outperformance of office companies appeared to be driven by investors' upbeat outlook for a recovery in this sector, given that fundamentals seemed to have finally stopped deteriorating. However, the performance of the office sector reflected the expectation that the extent of the recovery would vary by geographic markets and asset quality. In the apartment sector, the release of third-quarter earnings provided further evidence that the sector's recovery was underway. Numerous take-private transactions in the sector suggested that the apartment companies were trading below the private market value of their assets. Several apartment companies also rallied on speculation for further corporate activity.

Among the smaller REIT sectors, storage was the best performing sector, while the hotel and healthcare sectors underperformed. Both the storage and hotel sectors experienced improvements in operating results and benefited from the short-term nature of their leases and relatively limited new supply. Yet, while storage posted good gains, hotel REITs were hurt by investor concerns that a slower economy could impact demand.

PERFORMANCE ANALYSIS

Morgan Stanley Real Estate Fund outperformed the NAREIT Equity Index and the Lipper Real Estate Funds Index for the 12 months ended November 30, 2005, assuming no deduction of applicable sales charges. The Fund's outperformance was driven by both bottom-up stock selection and top-down sector allocation.

Stock selection was favorable in every sector and particularly strong in the office, retail and apartment sectors. In the office sector, the Fund benefited from its focus on owners of Class A office properties in central business district locations. Within retail, the Fund was well served by holdings in the mall sector. Here, we favored owners of the highest quality malls in dominant trade areas. Holdings within the strip center sector also contributed to outperformance, due to a bias to owners of in-fill centers anchored by leading grocers, and to dominant community centers with multiple key anchor tenants. In the apartment sector, an emphasis on owners of assets in the coastal markets proved advantageous.

From a top-down perspective, the Fund's allocations were favorable across virtually every sector except for hotels, where an overweight relative to the NAREIT benchmark detracted from performance. From an allocation perspective, the most significant favorable contributors were the Fund's overweight in the storage sector and an underweight in the mixed office/industrial sector.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Simon Property Group, Inc.                             10.2%
Boston Properties, Inc.                                 5.9
AvalonBay Communities, Inc.                             5.6
Host Marriott Corp.                                     5.5
Archstone-Smith Trust                                   4.8
Brookfield Properties Corp. (Canada)                    4.8
Starwood Hotels & Resorts Worldwide, Inc.               4.5
Hilton Hotels Corp.                                     4.2
AMB Property Corp.                                      3.9
Regency Centers Corp.                                   3.8

PORTFOLIO COMPOSITION

Common Stocks                                          98.9%
Short-Term Paper                                        1.1

DATA AS OF NOVEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF (i) IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (ii) IT HAS AT LEAST 50% OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY, SUCH AS BUILDING SUPPLIERS AND MORTGAGE LENDERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO

AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

($ IN THOUSANDS)

                 CLASS A^^    CLASS B^^    CLASS C^^    CLASS D^^    NAREIT EQUITY INDEX(1)    LIPPER REAL ESTATE FUNDS INDEX(2)
28-Apr-1999       $  9,475     $ 10,000     $ 10,000     $ 10,000          $ 10,000                        $ 10,000
31-May-1999       $  9,655     $ 10,190     $ 10,190     $ 10,190          $ 10,304                        $ 10,290
31-Aug-1999       $  9,140     $  9,624     $  9,623     $  9,660          $  9,690                        $  9,640
30-Nov-1999       $  8,349     $  8,773     $  8,771     $  8,831          $  8,944                        $  8,875
29-Feb-2000       $  8,619     $  9,040     $  9,037     $  9,124          $  9,148                        $  8,988
31-May-2000       $  9,607     $ 10,058     $ 10,053     $ 10,196          $ 10,183                        $  9,957
31-Aug-2000       $ 10,544     $ 11,008     $ 11,014     $ 11,182          $ 10,896                        $ 10,832
30-Nov-2000       $ 10,642     $ 11,091     $ 11,096     $ 11,293          $ 10,893                        $ 10,879
28-Feb-2001       $ 11,239     $ 11,683     $ 11,687     $ 11,933          $ 11,594                        $ 11,478
31-May-2001       $ 11,559     $ 11,996     $ 11,999     $ 12,282          $ 12,275                        $ 11,939
31-Aug-2001       $ 12,387     $ 12,825     $ 12,828     $ 13,158          $ 13,203                        $ 12,748
30-Nov-2001       $ 11,959     $ 12,356     $ 12,360     $ 12,714          $ 12,969                        $ 12,365
28-Feb-2002       $ 12,508     $ 12,911     $ 12,903     $ 13,306          $ 13,568                        $ 13,070
31-May-2002       $ 13,364     $ 13,762     $ 13,754     $ 14,223          $ 14,701                        $ 14,122
31-Aug-2002       $ 12,697     $ 13,051     $ 13,055     $ 13,523          $ 14,284                        $ 13,636
30-Nov-2002       $ 12,064     $ 12,374     $ 12,379     $ 12,859          $ 13,691                        $ 13,080
28-Feb-2003       $ 11,997     $ 12,294     $ 12,287     $ 12,796          $ 13,613                        $ 13,072
31-May-2003       $ 13,711     $ 14,005     $ 14,010     $ 14,631          $ 15,372                        $ 14,779
31-Aug-2003       $ 14,960     $ 15,257     $ 15,249     $ 15,959          $ 16,635                        $ 15,992
30-Nov-2003       $ 16,240     $ 16,537     $ 16,531     $ 17,349          $ 18,275                        $ 17,610
29-Feb-2004       $ 17,690     $ 17,973     $ 17,978     $ 18,908          $ 20,078                        $ 19,199
31-May-2004       $ 17,439     $ 17,683     $ 17,677     $ 18,650          $ 19,388                        $ 18,617
31-Aug-2004       $ 19,533     $ 19,778     $ 19,772     $ 20,900          $ 21,611                        $ 20,614
30-Nov-2004       $ 21,737     $ 21,963     $ 21,957     $ 23,270          $ 23,735                        $ 22,648
28-Feb-2005       $ 21,848     $ 22,035     $ 22,029     $ 23,403          $ 23,496                        $ 23,035
31-May-2005       $ 23,528     $ 23,673     $ 23,689     $ 25,214          $ 25,207                        $ 24,313
31-Aug-2005       $ 25,621     $ 25,740     $ 25,758     $ 27,485          $ 27,327                        $ 26,144
30-Nov-2005       $ 26,761     $ 26,835     $ 26,841     $ 28,740          $ 27,970                        $ 26,720

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2005

                   CLASS A SHARES*     CLASS B SHARES**    CLASS C SHARES+     CLASS D SHARES++
                   (SINCE 04/28/99)    (SINCE 04/28/99)    (SINCE 04/28/99)    (SINCE 04/28/99)
SYMBOL                       REFAX               REFBX               REFCX               REFDX
1 YEAR                       23.11%(3)           22.18%(3)           22.24%(3)           23.50%(3)
                             16.65(4)            17.18(4)            21.24(4)               --
5 YEARS                      20.25(3)            19.33(3)            19.32(3)            20.54(3)
                             18.96(4)            19.13(4)            19.32(4)               --
SINCE INCEPTION              17.06(3)            16.15(3)            16.16(3)            17.37(3)
                             16.10(4)            16.15(4)            16.16(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NAREIT EQUITY INDEX MEASURES THE PERFORMANCE OF REAL ESTATE SECURITIES, WHICH WILL FLUCTUATE WITH CHANGES IN THE VALUES OF THEIR UNDERLYING PROPERTIES. THE INDEX IS AN UNMANAGED BENCHMARK OF REAL ESTATE INVESTMENT TRUSTS COMPILED BY THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER REAL ESTATE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER REAL ESTATE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^^   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      BEGINNING        ENDING         EXPENSES PAID
                                                                    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD *
                                                                    -------------   -------------   -----------------
                                                                                                       06/01/05 -
                                                                      06/01/05        11/30/05          11/30/05
                                                                    -------------   -------------   -----------------
CLASS A
Actual (13.74% return)                                              $    1,000.00   $    1,137.40   $            8.25
Hypothetical (5% annual return before expenses)                     $    1,000.00   $    1,017.35   $            7.79

CLASS B
Actual (13.35% return)                                              $    1,000.00   $    1,133.50   $           12.25
Hypothetical (5% annual return before expenses)                     $    1,000.00   $    1,013.59   $           11.56

CLASS C
Actual (13.30% return)                                              $    1,000.00   $    1,133.00   $           12.24
Hypothetical (5% annual return before expenses)                     $    1,000.00   $    1,013.59   $           11.56

CLASS D
Actual (13.98% return)                                              $    1,000.00   $    1,139.80   $            6.92
Hypothetical (5% annual return before expenses)                     $    1,000.00   $    1,018.60   $            6.53

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.54%, 2.29%, 2.29% AND 1.29% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005

  NUMBER OF
    SHARES                                                                    VALUE
-----------------------------------------------------------------------------------------
                 Common Stocks (99.3%)
                 HOSPITAL/NURSING
                 MANAGEMENT (0.1%)
         4,100   Brookdale Senior
                  Living Inc.*                                           $        109,060
                                                                         ----------------
                 HOTELS/RESORTS/
                 CRUISELINES (8.7%)
       289,934   Hilton Hotels Corp.                                            6,355,353
        10,267   Interstate Hotels &
                  Resorts Inc.*                                                    46,510
       110,725   Starwood Hotels &
                  Resorts Worldwide, Inc.                                       6,698,863
                                                                         ----------------
                                                                               13,100,726
                                                                         ----------------
                 REAL ESTATE - INDUSTRIAL/
                 OFFICE (4.8%)
       240,867   Brookfield Properties
                  Corp. (Canada)                                                7,180,245
                                                                         ----------------
                 REAL ESTATE - RETAIL (1.5%)
        58,060   Forest City Enterprise,
                  Inc. (Class A)                                                2,257,373
                                                                         ----------------
                 REIT - DIVERSIFIED (2.1%)
        25,300   Spirit Finance Corp.                                             290,950
        33,960   Vornado Realty Trust                                           2,898,486
                                                                         ----------------
                                                                                3,189,436
                                                                         ----------------
                 REIT - HEALTHCARE (2.8%)
        19,130   Cogdell Spencer Inc.*                                            320,428
        29,100   Health Care Property
                  Investors, Inc.                                                 764,457
        14,700   LTC Properties, Inc.                                             301,056
       138,800   Senior Housing
                  Properties Trust                                              2,610,828
         3,500   Sunrise Senior Living,
                  Inc. (Canada)                                                    39,059
         4,000   Universal Health Realty
                  Income Trust                                                    132,560
         7,585   Windrose Medical
                  Properties Trust                                                113,775
                                                                         ----------------
                                                                                4,282,163
                                                                         ----------------
                 REIT - INDUSTRIAL/OFFICE (25.0%)
       125,780   AMB Property Corp.                                      $      5,881,473
       106,500   Arden Realty, Inc.                                             4,843,620
       117,095   Boston Properties, Inc.                                        8,806,715
        34,755   Brandywine Realty Trust                                        1,007,200
         5,510   CarrAmerica Realty Corp.                                         194,503
       100,910   Equity Office Properties Trust                                 3,146,374
        11,160   Liberty Property Trust                                           473,854
        75,672   Mack-Cali Realty Corp.                                         3,342,432
         8,795   Parkway Properties, Inc.                                         367,631
        32,250   Prentiss Properties Trust                                      1,322,250
        32,355   ProLogis                                                       1,467,623
        19,875   PS Business Parks,
                  Inc. (Class A)                                                  936,112
        77,170   Reckson Associates
                 Realty Corp.                                                   2,834,454
        25,780   SL Green Realty Corp.                                          1,903,853
        42,970   Trizec Properties, Inc.                                          965,966
                                                                         ----------------
                                                                               37,494,060
                                                                         ----------------
                 REIT - LODGING/RESORTS (6.4%)
       460,945   Host Marriott Corp.                                            8,250,916
       107,100   Legacy Hotels REIT (Canada)                                      723,561
        66,055   MeriStar Hospitality Corp.*                                      646,678
                                                                         ----------------
                                                                                9,621,155
                                                                         ----------------
                 REIT - RESIDENTIAL (18.6%)
        15,735   American Campus
                  Communities, Inc.                                               396,050
       172,397   Archstone-Smith Trust                                          7,207,919
        91,620   AvalonBay Communities, Inc.                                    8,378,649
         5,570   BRE Properties,
                  Inc. (Class A)                                                  259,339
        39,230   Equity Lifestyle
                  Properties, Inc.                                              1,818,703
       110,803   Equity Residential                                             4,516,330
        46,340   Essex Property Trust, Inc.                                     4,249,378
        24,155   Post Properties, Inc.                                            977,311
         6,090   United Dominion Realty
                  Trust, Inc.                                                     136,355
                                                                         ----------------
                                                                               27,940,034
                                                                         ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
    SHARES                                                                    VALUE
-----------------------------------------------------------------------------------------
                 REIT - RETAIL (23.0%)
        31,045   Acadia Realty Trust                                     $        635,802
       106,300   BPP Liquidating Trust++                                           23,386
        17,700   Cedar Shopping Centers Inc.                                      243,375
        86,250   Federal Realty
                  Investment Trust                                              5,432,025
        14,415   General Growth
                  Properties, Inc.                                                657,612
        53,840   Macerich Co. (The)                                             3,660,043
         6,860   Mills Corp.                                                      294,294
         5,300   Ramco-Gershenson
                  Properties Trust                                                145,379
        97,665   Regency Centers Corp.                                          5,669,453
       198,359   Simon Property Group, Inc.                                    15,335,134
        69,145   Taubman Centers, Inc.                                          2,421,458
                                                                         ----------------
                                                                               34,517,961
                                                                         ----------------
                 REIT - SPECIALTY (0.2%)
        11,280   Correctional Properties Trust                                    324,413
                                                                         ----------------
                 REIT - STORAGE (6.1%)
        70,965   Public Storage, Inc.                                           5,010,129
        72,135   Shurgard Storage Centers,
                  Inc. (Class A)                                                4,221,340
                                                                         ----------------
                                                                                9,231,469
                                                                         ----------------
                 Total Common Stocks
                  (COST $83,445,569)                                          149,248,095
                                                                         ----------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                                   VALUE
-----------------------------------------------------------------------------------------
                 Short-Term Investment (1.1%)
                 Repurchase Agreement
$        1,600   Joint repurcase agreement
                  account 4.005% due
                  12/01/05 (dated 11/30/05;
                  proceeds $1,600,178) (a)
                  (COST $1,600,000)                                      $      1,600,000
                                                                         ----------------
Total Investments
 (COST $85,045,569)(b)                                         100.4%         150,848,095
Liabilities in Excess of Other
Assets                                                          (0.4)            (590,797)
                                                               -----     ----------------
Net Assets                                                     100.0%    $    150,257,298
                                                               =====     ================

----------
REIT REAL ESTATE INVESTMENT TRUST.
   * NON-INCOME PRODUCING SECURITY.
  ++ A SECURITY WITH A TOTAL MARKET VALUE EQUAL TO $23,386 HAS BEEN VALUED AT
     ITS FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
 (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $85,491,207. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $65,438,120 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $81,232, RESULTING IN NET UNREALIZED APPRECIATION OF $65,356,888.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

SUMMARY OF INVESTMENTS - NOVEMBER 30, 2005

                                                            PERCENT OF
INDUSTRY                                        VALUE       NET ASSETS
----------------------------------------------------------------------
REIT - Industrial/Office                   $    37,494,060        25.0%
REIT - Retail                                   34,517,961        23.0
REIT - Residential                              27,940,034        18.6
Hotels/Resorts/
  Cruiselines                                   13,100,726         8.7
REIT - Lodging/Resorts                           9,621,155         6.4
REIT - Storage                                   9,231,469         6.1
Real Estate - Industrial/
  Office                                         7,180,245         4.8
REIT - Healthcare                                4,282,163         2.8
REIT - Diversified                               3,189,436         2.1
Real Estate - Retail                             2,257,373         1.5
Repurchase Agreement                             1,600,000         1.1
REIT - Specialty                                   324,413         0.2
Hospital/Nursing
  Management                                       109,060         0.1
                                           ---------------  ----------
                                           $   150,848,095       100.4%
                                           ===============  ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2005

Assets:
Investments in securities, at value (cost $85,045,569)                               $    150,848,095
Cash (including foreign currency valued at $214,525 with a cost of $210,424)                  230,670
Receivable for:
    Investments sold                                                                          399,741
    Dividends                                                                                 217,514
    Shares of beneficial interest sold                                                        139,022
Prepaid expenses and other assets                                                              17,323
                                                                                     ----------------
    Total Assets                                                                          151,852,365
                                                                                     ----------------
Liabilities:
Payable for:
    Investments purchased                                                                     785,995
    Shares of beneficial interest redeemed                                                    524,317
    Investment advisory fee                                                                   116,873
    Distribution fee                                                                           94,579
    Administration fee                                                                         11,687
Accrued expenses and other payables                                                            61,616
                                                                                     ----------------
    Total Liabilities                                                                       1,595,067
                                                                                     ----------------
    Net Assets                                                                       $    150,257,298
                                                                                     ================
Composition of Net Assets:
Paid-in-capital                                                                      $     47,037,094
Net unrealized appreciation                                                                65,806,559
Dividends in excess of net investment income                                                  (85,032)
Accumulated undistributed net realized gain                                                37,498,677
                                                                                     ----------------
    Net Assets                                                                       $    150,257,298
                                                                                     ================
Class A Shares:
Net Assets                                                                           $     23,622,207
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   1,197,688
    Net Asset Value Per Share                                                        $          19.72
                                                                                     ================
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                  $          20.81
                                                                                     ================
Class B Shares:
Net Assets                                                                           $     95,184,038
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                   4,845,971
    Net Asset Value Per Share                                                        $          19.64
                                                                                     ================
Class C Shares:
Net Assets                                                                           $     15,434,468
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     785,677
    Net Asset Value Per Share                                                        $          19.64
                                                                                     ================
Class D Shares:
Net Assets                                                                           $     16,016,585
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     810,846
    Net Asset Value Per Share                                                        $          19.75
                                                                                     ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $37,295 foreign withholding tax)                                   $      5,112,924
Interest                                                                                       62,120
                                                                                     ----------------
    TOTAL INCOME                                                                            5,175,044
                                                                                     ----------------
EXPENSES
Investment advisory fee                                                                     1,631,463
Distribution fee (Class A shares)                                                              43,372
Distribution fee (Class B shares)                                                           1,034,163
Distribution fee (Class C shares)                                                             144,191
Transfer agent fees and expenses                                                              489,413
Administration fee                                                                            163,146
Professional fees                                                                              84,256
Shareholder reports and notices                                                                81,063
Registration fees                                                                              64,324
Custodian fees                                                                                 25,449
Tax expense                                                                                    14,940
Trustees' fees and expenses                                                                     2,643
Other                                                                                          15,813
                                                                                     ----------------
    TOTAL EXPENSES                                                                          3,794,236
                                                                                     ----------------
    NET INVESTMENT INCOME                                                                   1,380,808
                                                                                     ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                                46,721,873
Capital gain distributions received                                                         2,405,787
                                                                                     ----------------
    NET REALIZED GAIN                                                                      49,127,660
                                                                                     ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                (9,764,451)
Translation of other assets and liabilities denominated in foreign currencies                   4,033
                                                                                     ----------------
    NET DEPRECIATION                                                                       (9,760,418)
                                                                                     ----------------
    NET GAIN                                                                               39,367,242
                                                                                     ----------------
NET INCREASE                                                                         $     40,748,050
                                                                                     ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        FOR THE YEAR         FOR THE YEAR
                                                                                            ENDED                ENDED
                                                                                      NOVEMBER 30, 2005    NOVEMBER 30, 2004
                                                                                     ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                                $        1,380,808    $        1,557,307
Net realized gain                                                                            49,127,660            16,856,003
Net change in unrealized appreciation                                                        (9,760,418)           36,629,782
                                                                                     ------------------    ------------------

    NET INCREASE                                                                             40,748,050            55,043,092
                                                                                     ------------------    ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares                                                                             (181,905)             (102,372)
    Class B shares                                                                             (328,887)             (488,097)
    Class C shares                                                                              (53,654)              (62,756)
    Class D shares                                                                             (918,009)             (904,175)

Net realized gain
    Class A shares                                                                             (937,896)             (223,387)
    Class B shares                                                                           (8,590,969)           (2,964,660)
    Class C shares                                                                           (1,164,677)             (360,473)
    Class D shares                                                                           (5,416,036)           (1,697,666)
                                                                                     ------------------    ------------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                                       (17,592,033)           (6,803,586)
                                                                                     ------------------    ------------------

Net decrease from transactions in shares of beneficial interest                             (85,285,545)          (23,199,579)
                                                                                     ------------------    ------------------

    NET INCREASE (DECREASE)                                                                 (62,129,528)           25,039,927

NET ASSETS:
Beginning of period                                                                         212,386,826           187,346,899
                                                                                     ------------------    ------------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $85,032 AND
$93, RESPECTIVELY)                                                                   $      150,257,298    $      212,386,826
                                                                                     ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust ("REIT") may be redesignated as a reduction of the cost of the related investment and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.26% of the average daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,818,532 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $5, $209,655 and $4,906, respectively and received $71,614 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2005 aggregated $42,628,513 and $134,402,020, respectively. Included in the aforementioned transactions are sales of $49,674,260 with other Morgan Stanley funds, including a realized gain of $18,957,516.

For the year ended November 30, 2005, the Fund incurred brokerage commissions of $3,458 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At November 30, 2005, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, owned 52,529 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE YEAR                      FOR THE YEAR
                                                            ENDED                             ENDED
                                                       NOVEMBER 30, 2005                NOVEMBER 30, 2004
                                                ------------------------------    ------------------------------
                                                   SHARES           AMOUNT            SHARES          AMOUNT
                                                -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                                  348,655    $   6,249,309          368,160    $   5,452,520
Conversion from Class B                               627,848       10,536,868               --               --
Reinvestment of dividends and distributions            58,038        1,008,323           19,518          280,997
Redeemed                                             (478,579)      (8,430,720)        (289,261)      (4,229,999)
                                                -------------    -------------    -------------    -------------
Net increase -- Class A                               555,962        9,363,780           98,417        1,503,518
                                                -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                                  653,908       11,459,961        1,191,679       17,949,122
Conversion to Class A                                (630,122)     (10,536,868)              --               --
Reinvestment of dividends and distributions           444,566        7,623,651          196,997        2,806,099
Redeemed                                           (2,203,171)     (38,678,267)      (2,843,101)     (41,161,407)
                                                -------------    -------------    -------------    -------------
Net decrease -- Class B                            (1,734,819)     (30,131,523)      (1,454,425)     (20,406,186)
                                                -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                                  178,578        3,188,449          254,222        3,761,809
Reinvestment of dividends and distributions            64,322        1,103,967           25,669          366,935
Redeemed                                             (334,237)      (5,845,680)        (316,260)      (4,612,766)
                                                -------------    -------------    -------------    -------------
Net decrease -- Class C                               (91,337)      (1,553,264)         (36,369)        (484,022)
                                                -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                                  283,870        4,911,964          777,867       11,556,107
Reinvestment of dividends and distributions           315,345        5,439,719          154,916        2,230,010
Redeemed                                           (3,874,438)     (73,316,221)      (1,183,528)     (17,599,006)
                                                -------------    -------------    -------------    -------------
Net decrease -- Class D                            (3,275,223)     (62,964,538)        (250,745)      (3,812,889)
                                                -------------    -------------    -------------    -------------
Net decrease in Fund                               (4,545,417)   $ (85,285,545)      (1,643,122)   $ (23,199,579)
                                                =============    =============    =============    =============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                         FOR THE YEAR       FOR THE YEAR
                                                            ENDED               ENDED
                                                      NOVEMBER 30, 2005   NOVEMBER 30, 2004
                                                      -----------------   -----------------
Ordinary income                                       $       3,285,435   $       3,966,591
Long-term capital gains                                      14,306,598           2,836,995
                                                      -----------------   -----------------
Total distributions                                   $      17,592,033   $       6,803,586
                                                      =================   =================

As of November 30, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                                        --
Undistributed long-term gains                         $      37,859,527
                                                      -----------------
Net accumulated earnings                                     37,859,527
Temporary differences                                              (244)
Net unrealized appreciation                                  65,360,921
                                                      -----------------
Total accumulated earnings                            $     103,220,204
                                                      =================

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to equalization debits. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $8,811,661, dividends in excess of net investment income was credited $16,708 and paid-in-capital was creditied $8,794,953.

7. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED NOVEMBER 30,
                                                -----------------------------------------------------------------
                                                   2005         2004           2003          2002         2001
                                                ---------     ---------     ---------     ---------     ---------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   17.47     $   13.58     $   10.59     $   11.39     $   10.51
                                                ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment income++                            0.19          0.17          0.32          0.29          0.35
  Net realized and unrealized gain (loss)            3.60          4.29          3.20         (0.17)         0.93
                                                ---------     ---------     ---------     ---------     ---------
Total income from investment operations              3.79          4.46          3.52          0.12          1.28
                                                ---------     ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                             (0.20)        (0.18)        (0.32)        (0.28)        (0.35)
  Net realized gain                                 (1.34)        (0.39)        (0.21)        (0.64)        (0.05)
                                                ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (1.54)        (0.57)        (0.53)        (0.92)        (0.40)
                                                ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                  $   19.72     $   17.47     $   13.58     $   10.59     $   11.39
                                                =========     =========     =========     =========     =========

TOTAL RETURN+                                       23.11%        33.84%        34.61%         0.88%        12.38%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.50%         1.62%         1.62%         1.63%         1.54%
Net investment income                                1.04%         1.21%         2.77%         2.52%         3.19%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  23,622     $  11,210     $   7,378     $   6,401     $   7,860
Portfolio turnover rate                                21%           14%           23%           28%           40%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED NOVEMBER 30,
                                                -----------------------------------------------------------------
                                                   2005          2004         2003          2002           2001
                                                ---------     ---------     ---------     ---------     ---------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   17.40     $   13.53     $   10.55     $   11.36     $   10.49
                                                ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment income++                            0.05          0.07          0.24          0.20          0.27
  Net realized and unrealized gain (loss)            3.59          4.26          3.19         (0.17)         0.92
                                                ---------     ---------     ---------     ---------     ---------
Total income from investment operations              3.64          4.33          3.43          0.03          1.19
                                                ---------     ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                             (0.06)        (0.07)        (0.24)        (0.20)        (0.27)
  Net realized gain                                 (1.34)        (0.39)        (0.21)        (0.64)        (0.05)
                                                ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (1.40)        (0.46)        (0.45)        (0.84)        (0.32)
                                                ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                  $   19.64     $   17.40     $   13.53     $   10.55     $   11.36
                                                =========     =========     =========     =========     =========

TOTAL RETURN+                                       22.18%        32.81%        33.64%         0.15%        11.41%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             2.26%         2.38%         2.37%         2.38%         2.36%
Net investment income                                0.28%         0.45%         2.02%         1.77%         2.37%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  95,184     $ 114,483     $ 108,680     $  95,343     $  86,479
Portfolio turnover rate                                21%           14%           23%           28%           40%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED NOVEMBER 30,
                                                -----------------------------------------------------------------
                                                   2005          2004         2003          2002           2001
                                                ---------     ---------     ---------     ---------     ---------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   17.40     $   13.53     $   10.55     $   11.36     $   10.50
                                                ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment income++                            0.06          0.06          0.23          0.20          0.27
  Net realized and unrealized gain (loss)            3.59          4.27          3.20         (0.17)         0.91
                                                ---------     ---------     ---------     ---------     ---------
Total income from investment operations              3.65          4.33          3.43          0.03          1.18
                                                ---------     ---------     ---------     ---------     ---------

Less dividends and distributions from:
  Net investment income                             (0.07)        (0.07)        (0.24)        (0.20)        (0.27)
  Net realized gain                                 (1.34)        (0.39)        (0.21)        (0.64)        (0.05)
                                                ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (1.41)        (0.46)        (0.45)        (0.84)        (0.32)
                                                ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                  $   19.64     $   17.40     $   13.53     $   10.55     $   11.36
                                                =========     =========     =========     =========     =========

TOTAL RETURN+                                       22.24%        32.83%        33.54%         0.15%        11.39%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             2.23%         2.38%         2.37%         2.38%         2.36%
Net investment income                                0.31%         0.45%         2.02%         1.77%         2.37%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  15,434     $  15,261     $  12,359     $   9,129     $   7,504
Portfolio turnover rate                                21%           14%           23%           28%           40%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED NOVEMBER 30,
                                                -----------------------------------------------------------------
                                                   2005          2004         2003          2002           2001
                                                ---------     ---------     ---------     ---------     ---------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   17.48     $   13.59     $   10.59     $   11.40     $   10.53
                                                ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:
  Net investment income++                            0.23          0.21          0.34          0.30          0.37
  Net realized and unrealized gain (loss)            3.62          4.28          3.22         (0.16)         0.93
                                                ---------     ---------     ---------     ---------     ---------
Total income from investment operations              3.85          4.49          3.56          0.14          1.30
                                                ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
  Net investment income                             (0.24)        (0.21)        (0.35)        (0.31)        (0.38)
  Net realized gain                                 (1.34)        (0.39)        (0.21)        (0.64)        (0.05)
                                                ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                   (1.58)        (0.60)        (0.56)        (0.95)        (0.43)
                                                ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                  $   19.75     $   17.48     $   13.59     $   10.59     $   11.40
                                                =========     =========     =========     =========     =========

TOTAL RETURN+                                       23.50%        34.13%        34.92%         1.14%        12.58%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.26%         1.38%         1.37%         1.38%         1.36%
Net investment income                                1.28%         1.45%         3.02%         2.77%         3.37%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  16,017     $  71,433     $  58,930     $  33,652     $  14,349
Portfolio turnover rate                                21%           14%           23%           28%           40%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY REAL ESTATE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 20, 2006

MORGAN STANLEY REAL ESTATE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                       IN FUND
                            POSITION(S)   OFFICE AND                                      COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
--------------------------  -----------  ------------  ------------------------------  -------------  ----------------------------
Michael Bozic (64)          Trustee      Since         Private Investor; Director or   197            Director of various business
c/o Kramer Levin Naftalis                April 1994    Trustee of the Retail Funds                    organizations.
& Frankel LLP                                          (since April 1994) and the
Counsel to the Independent                             Institutional Funds (since
Trustees                                               July 2003); formerly Vice
1177 Avenue of the                                     Chairman of Kmart Corporation
Americas                                               (December 1998-October 2000),
New York, NY 10036                                     Chairman and Chief Executive
                                                       Officer of Levitz Furniture
                                                       Corporation (November 1995-
                                                       November 1998) and President
                                                       and Chief Executive Officer of
                                                       Hills Department Stores (May
                                                       1991-July 1995); formerly
                                                       variously Chairman, Chief
                                                       Executive Officer, President
                                                       and Chief Operating Officer
                                                       (1987-1991) of the Sears
                                                       Merchandise Group of Sears,
                                                       Roebuck & Co.

Edwin J. Garn (73)          Trustee      Since         Consultant; Director or         197            Director of Franklin Covey
1031 N. Chartwell Court                  January 1993  Trustee of the Retail Funds                    (time management systems),
Salt Lake City, UT 84103                               (since January 1993) and the                   BMW Bank of North America,
                                                       Institutional Funds (since                     Inc. (industrial loan
                                                       July 2003); member of the Utah                 corporation), Escrow Bank
                                                       Regional Advisory Board of                     USA (industrial loan
                                                       Pacific Corp. (utility                         corporation), United Space
                                                       company); formerly Managing                    Alliance (joint venture
                                                       Director of Summit Ventures                    between Lockheed Martin and
                                                       LLC (2000-2004) (lobbying and                  the Boeing Company) and
                                                       consulting firm); United                       Nuskin Asia Pacific
                                                       States Senator (R-Utah)                        (multilevel marketing);
                                                       (1974-1992) and Chairman,                      member of the board of
                                                       Senate Banking Committee                       various civic and charitable
                                                       (1980-1986), Mayor of Salt                     organizations.
                                                       Lake City, Utah (1971-1974),
                                                       Astronaut, Space Shuttle
                                                       Discovery (April 12-19, 1985),
                                                       and Vice Chairman, Huntsman
                                                       Corporation (chemical
                                                       company).

Wayne E. Hedien (71)        Trustee      Since         Retired; Director or Trustee    197            Director of The PMI Group
c/o Kramer Levin Naftalis                September     of the Retail Funds (since                     Inc. (private mortgage
& Frankel LLP                            1997          September 1997) and the                        insurance); Trustee and Vice
Counsel to the Independent                             Institutional Funds (since                     Chairman of The Field Museum
Trustees                                               July 2003); formerly                           of Natural History; director
1177 Avenue of the                                     associated with the Allstate                   of various other business
Americas                                               Companies (1966-1994), most                    and charitable
New York, NY 10036                                     recently as Chairman of The                    organizations.
                                                       Allstate Corporation (March
                                                       1993-December 1994) and
                                                       Chairman and Chief Executive
                                                       Officer of its whollyowned
                                                       subsidiary, Allstate Insurance
                                                       Company (July 1989-December
                                                       1994).

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                       IN FUND
                            POSITION(S)   OFFICE AND                                      COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
--------------------------  -----------  ------------  ------------------------------  -------------  ----------------------------
Dr. Manuel H. Johnson (56)  Trustee      Since         Senior Partner, Johnson Smick   197            Director of NVR, Inc. (home
c/o Johnson Smick Group,                 July 1991     International, Inc., a                         construction); Director of
Inc.                                                   consulting firm; Chairman of                   KFX Energy; Director of RBS
888 16th Street, NW                                    the Audit Committee and                        Greenwich Capital Holdings
Suite 740                                              Director or Trustee of the                     (financial holding company).
Washington, D.C. 20006                                 Retail Funds (since July 1991)
                                                       and the Institutional Funds
                                                       (since July 2003); Co-Chairman
                                                       and a founder of the Group of
                                                       Seven Council (G7C), an
                                                       international economic
                                                       commission; formerly Vice
                                                       Chairman of the Board of
                                                       Governors of the Federal
                                                       Reserve System and Assistant
                                                       Secretary of the U.S.
                                                       Treasury.

Joseph J. Kearns (63)       Trustee      Since         President, Kearns & Associates  198            Director of Electro Rent
c/o Kearns & Associates                  July 2003     LLC (investment consulting);                   Corporation (equipment
LLC                                                    Deputy Chairman of the Audit                   leasing), The Ford Family
PMB754                                                 Committee and Director or                      Foundation, and the UCLA
23852 Pacific Coast                                    Trustee of the Retail Funds                    Foundation.
Highway                                                (since July 2003) and the
Malibu, CA 90265                                       Institutional Funds (since
                                                       August 1994); previously
                                                       Chairman of the Audit
                                                       Committee of the Institutional
                                                       Funds (October 2001-July
                                                       2003); formerly CFO of the J.
                                                       Paul Getty Trust.

Michael E. Nugent (69)      Trustee      Since         General Partner of Triumph      197
c/o Triumph Capital, L.P.                July 1991     Capital, L.P., a private
445 Park Avenue                                        investment partnership;
New York, NY 10022                                     Chairman of the Insurance
                                                       Committee and Director or
                                                       Trustee of the Retail Funds
                                                       (since July 1991) and the
                                                       Institutional Funds (since
                                                       July 2001); formerly Vice
                                                       President, Bankers Trust
                                                       Company and BT Capital
                                                       Corporation (1984-1988).

Fergus Reid (73)            Trustee      Since         Chairman of Lumelite Plastics   198            Trustee and Director of
c/o Lumelite Plastics                    July 2003     Corporation; Chairman of the                   certain investment companies
Corporation                                            Governance Committee and                       in the JPMorgan Funds
85 Charles Colman Blvd.                                Director or Trustee of the                     complex managed by J.P.
Pawling, NY 12564                                      Retail Funds (since July 2003)                 Morgan Investment Management
                                                       and the Institutional Funds                    Inc.
                                                       (since June 1992).

INTERESTED TRUSTEES:

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                            TERM OF                                       IN FUND
                            POSITION(S)   OFFICE AND                                      COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*       DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
--------------------------  -----------  ------------  ------------------------------  -------------  ----------------------------
Charles A. Fiumefreddo      Chairman of  Since         Chairman and Director or        197            None
(72)                        the Board    July 1991     Trustee of the Retail Funds
c/o Morgan Stanley Trust    and Trustee                (since July 1991) and the
Harborside Financial                                   Institutional Funds (since
Center,                                                July 2003); formerly Chief
Plaza Two,                                             Executive Officer of the
Jersey City, NJ 07311                                  Retail Funds (until September
                                                       2002).

James F. Higgins (57)       Trustee      Since         Director or Trustee of the      197            Director of AXA Financial,
c/o Morgan Stanley Trust                 June 2000     Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial                                   and the Institutional Funds                    Assurance Society of the
Center,                                                (since July 2003); Senior                      United States (financial
Plaza Two,                                             Advisor of Morgan Stanley                      services).
Jersey City, NJ 07311                                  (since August 2000); Director
                                                       of the Distributor and Dean
                                                       Witter Realty Inc.; previously
                                                       President and Chief Operating
                                                       Officer of the Private Client
                                                       Group of Morgan Stanley (May
                                                       1999-August 2000), and
                                                       President and Chief Operating
                                                       Officer of Individual
                                                       Securities of Morgan Stanley
                                                       (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------
Ronald E. Robison (66)        President and    Since May 2003   President (since September 2005) and Principal Executive
1221 Avenue of the Americas   Principal                         Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020            Executive                         Managing Director of Morgan Stanley & Co. Incorporated and
                              Officer                           Morgan Stanley; Managing Director and Director of Morgan
                                                                Stanley Investment Management Inc., Morgan Stanley
                                                                Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                Managing Director, Chief Administrative Officer and Director
                                                                of Morgan Stanley Investment Advisors Inc. and Morgan
                                                                Stanley Services Company Inc.; Chief Executive Officer and
                                                                Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                SICAV (since May 2004); President (since September 2005) and
                                                                Principal Executive Officer (since May 2003) of the Van
                                                                Kampen Funds; previously, Executive Vice President (July
                                                                2003-September 2005) of funds in the Fund Complex and the
                                                                Van Kampen Funds. He was also previously President and
                                                                Director of the Institutional Funds (March 2001-July 2003),
                                                                Chief Global Operations Officer of Morgan Stanley Investment
                                                                Management Inc. and Chief Executive Officer and Chairman of
                                                                Van Kampen Investor Services.

Joseph J. McAlinden (62)      Vice President   Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                     Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)               Vice President   Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                    February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director of the
                                                                Investment Adviser and the Administrator; Vice President of
                                                                the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February 1997-
                                                                December 2001).

Amy R. Doberman (43)          Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                     Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General Counsel -
                                                                Americas, UBS Global Asset Management (July 2000-July 2004)
                                                                and General Counsel, Aeltus Investment Management, Inc.
                                                                (January 1997-July 2000).

Carsten Otto (41)             Chief            Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Compliance       2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020            Officer                           Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------  ------------------------------------------------------------
Stefanie V. Chang (39)        Vice President   Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                     Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)         Treasurer and    Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust      Chief Financial  July 2003 and    Administration (since December 2001); previously, Vice
Harborside Financial Center,  Officer          Chief Financial  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                     Officer since    Vice President of the Investment Adviser and the
Jersey City, NJ 07311                          September 2002   Administrator (August 2000-November 2001).

Thomas F. Caloia (59)         Vice President   Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                        Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)           Secretary        Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                     Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
    FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

For the fiscal year ended November 30, 2005, 2.13% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that $311,289 of the Fund's ordinary dividends paid during the fiscal year ended November 30, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

During the fiscal year ended November 30, 2005, the Fund paid to its shareholders $1.27 per share from long-term capital gains. In addition, Fund shareholders redeemed $136,807,756 of shares during the fiscal year. Of these proceeds, approximately $10,000,000 represents long-term capital gains from the Fund.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                REAL ESTATE FUND


                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2005

[MORGAN STANLEY LOGO]

36068RPT-RA06-0030P-Y11/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                   REGISTRANT           COVERED ENTITIES(1)
              AUDIT FEES                           $     30,448         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES              $        540(2)      $               -(2)
                   TAX FEES                        $      5,998(3)      $               -(4)
                   ALL OTHER FEES                  $          -         $               -
              TOTAL NON-AUDIT FEES                 $      6,538         $

              TOTAL                                $     36,986         $

           2004

                                                   REGISTRANT           COVERED ENTITIES(1)
              AUDIT FEES                           $     29,002         N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES              $        452(2)      $       3,746,495(2)
                   TAX FEES                        $      5,915(3)      $          79,800(4)
                   ALL OTHER FEES                  $          -         $               -(5)
              TOTAL NON-AUDIT FEES                 $      6,367         $       3,826,295

              TOTAL                                $     35,369         $       3,826,295

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006